Secured Term Loan Facilities and Revolving Credit Facilities - August 2024 Senior Secured Term Loan and Revolving Credit Facility (Details) - Line of Credit - USD ($) $ in Thousands	Aug. 09, 2024	Sep. 17, 2020	Aug. 31, 2030	Dec. 31, 2025
Debt Instrument [Line Items]
Outstanding amount				$ 767,885
August 2024 Senior Secured Term Loan and Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument term	6 years
Line of credit facility, maximum borrowing capacity	$ 147,600
Term Loan | August 2024 Senior Secured Term Loan and Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	84,600
Outstanding amount				$ 68,000
Periodic payment	$ 3,500
Debt margin percentage	1.90%
Debt margin percentage, sustainability-linked element	0.05%
Term Loan | August 2024 Senior Secured Term Loan and Revolving Credit Facility | Forecast
Debt Instrument [Line Items]
Final payment amount			$ 67,500
Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument term		5 years
Line of credit facility, maximum borrowing capacity		$ 210,000
Debt margin percentage		2.76%
Revolving Credit Facility | August 2024 Senior Secured Term Loan and Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 63,000